summary of significant accounting policies - Useful lives property, plant and equipment and right-of-use lease assets (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Useful Lives of Property, Plant, and Equipment
Composite depreciation rate	5.00%	5.00%
Outside plant | Minimum
Useful Lives of Property, Plant, and Equipment
Useful lives	17 years
Outside plant | Maximum
Useful Lives of Property, Plant, and Equipment
Useful lives	40 years
Inside plant | Minimum
Useful Lives of Property, Plant, and Equipment
Useful lives	4 years
Inside plant | Maximum
Useful Lives of Property, Plant, and Equipment
Useful lives	25 years
Wireless site equipment | Minimum
Useful Lives of Property, Plant, and Equipment
Useful lives	5 years
Wireless site equipment | Maximum
Useful Lives of Property, Plant, and Equipment
Useful lives	7 years
Real estate right-of-use lease assets | Minimum
Useful Lives of Property, Plant, and Equipment
Useful lives	5 years
Real estate right-of-use lease assets | Maximum
Useful Lives of Property, Plant, and Equipment
Useful lives	20 years
Other | Minimum
Useful Lives of Property, Plant, and Equipment
Useful lives	3 years
Other | Maximum
Useful Lives of Property, Plant, and Equipment
Useful lives	40 years